Trade and other current receivables - Summary of Impairment Provision for Trade and Other Receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Provision for impairment of trade and other receivables at beginning of period	€ 286	€ 276
Charge to income statement	27	35
Reduction/releases	(44)	(31)
Reclassifications	4	(3)
Currency translations	5	9
Provision for impairment of trade and other receivables at end of period	€ 278	€ 286